DEBT - Computation of the loss on debt extinguishment (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Extinguishment of Debt [Line Items]
Fair value	$ 10,073,509	$ 10,073,509
Fees paid to Noteholder Investors		(62,620)
Consideration transferred to Noteholder Investors		(26,192,552)
Consideration received from Noteholder Investors		6,376,000
Loss on debt extinguishment	(9,743,043)	(9,743,043)	$ (192,731)	$ (2,597,842)
Series A convertible preferred stock
Extinguishment of Debt [Line Items]
Consideration transferred to Noteholder Investors		(7,807,681)
Warrant
Extinguishment of Debt [Line Items]
Consideration transferred to Noteholder Investors		(787,250)
Senior Convertible Notes
Extinguishment of Debt [Line Items]
Fair value	2,456,607	2,456,607
Consideration transferred to Noteholder Investors		(3,599,388)
Subordinated Convertible Notes
Extinguishment of Debt [Line Items]
Fair value	$ 7,616,902	7,616,902
Consideration transferred to Noteholder Investors		$ (13,935,613)